Scope of Consolidation (Tables)	12 Months Ended
Dec. 31, 2017
Scope of Consolidation
Summary of Entities Consolidated in the Financial Statements
Total

December 31, 2015	255

Additions	8

Disposals	–18

December 31, 2016	245

Additions	10

Disposals	–28

December 31, 2017	227